Taxes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Individual income tax withholding	$ 196	$ 1,260
VAT payable	626	525
Other taxes payable	46	78
Corporate income taxes payable	38	4
Taxes payable	$ 906	$ 1,867